Note 9 - Leases - Other Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Operating cash flows from operating leases	$ 2,046	$ 1,354	$ 5,626